Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 8,328,919	¥ 2,990,754
Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	[1]	238,388	74,112
U.S. agency securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		134,118	69,805
Japanese agency securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 104,270	¥ 4,307

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥134,118 million and ¥104,270 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.